The Giralda Fund
FUND SUMMARY
Investment Objective:
The Giralda Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Giralda Fund Manager Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if held less than 60 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Giralda Fund Manager Class Shares
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.39%
Fee Waiver	(0.50%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.89%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive 0.50% of its management fees for Manager Class shares at least until October 31, 2016. Manager Class fee waivers are not subject to recoupment from the Fund. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
The Giralda Fund | Manager Class Shares | USD ($)	91	391	713	1,625

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies:

The Fund’s adviser seeks long-term capital appreciation by investing in the U.S. equity market. It seeks to limit losses through its risk management strategy.

Investment and Risk Management Strategies:

Momentum-Based Sector Rotation

The Fund’s adviser utilizes a momentum-based trading strategy which seeks to benefit from participating in positive market trends while avoiding negative market trends. The adviser divides the U.S. equity market into the ten GICS (Global Industry Classification Standard) industry sectors found in the S&P 500 Index and then uses its proprietary momentum algorithm in analyzing market data to generate buy and sell signals for each sector. The Fund gains it exposure to these sectors by investing in exchange-traded funds (“ETFs”).

• Buy and Sell Signals. When a sector receives a “sell” signal, it is sold in its entirety and the proceeds are invested in the remaining sectors proportionately to their target weights. Likewise, when a sector receives a “buy” signal, proceeds are proportionately taken from other sectors.

• Maximum Allocation. No more than 25% of the Fund’s net assets may be allocated to any one sector. If fewer than four sectors have a “buy” signal, the remaining allocations will be made to money market funds or other cash equivalents.

• Stable-Weighting. In the absence of buy or sell signals, sector allocation is kept stable by periodic rebalancing to the target weights of the sectors. A sector’s target weight is fixed by the adviser, and may vary based on the number of sectors receiving a buy signal.

Tail Risk Hedge Protection

The Fund may invest in derivatives to hedge all or some of the downside risks associated with investing in equity securities. Such derivatives may include index swaps that are expected to appreciate in periods in which the U.S. equity markets experience volatility. The Fund’s adviser uses its tail risks hedge protection strategy to help protect against sudden market declines.

As a risk management technique, the Fund may temporarily invest in cash equivalents, debt securities and volatility-related derivative contracts such as CBOE Market Volatility Index (VIX) futures.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund may bear through investments in specific securities and derivatives as well as indirectly through other mutual funds and ETFs.

• Derivatives Risk: Equity market-related swap contracts and options involve leverage risk, tracking risk and counterparty default risk. Option positions may expire worthless exposing the Fund to potentially significant losses.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and also may be higher than other mutual funds that invest directly in common stocks and other securities.

• Management Risk: The adviser’s dependence on its asset allocation and risk management strategies and judgments about the attractiveness, value and potential appreciation of particular securities and derivatives may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall stock market risks will affect the value of individual instruments in which the Fund invests. Factors such as global economic growth and market conditions, interest rate levels, and political events affect the US and international securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Manager Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thegiraldafund.com or by calling 1-855-GIRALDA.

Manager Class Shares Performance Bar Chart Calendar Year Ended December 31

Best Quarter Ended:	12/31/13	9.78%
Worst Quarter Ended:	12/31/12	(2.32)%
The total return for Manager Class shares from January 1, 2015 to September 30, 2015 was (6.64)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns - The Giralda Fund	Label	One Year	Since Inception	Inception Date
Manager Class Shares	Return before taxes	9.19%	9.11%	Jul. 19, 2011
Manager Class Shares | Return after taxes on distributions		9.08%	8.99%
Manager Class Shares | Return after taxes on distributions and sale of Fund shares		5.29%	7.09%
S&P 500 Total Return (reflects no deduction for fees, expenses or taxes)		13.69%	16.07%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)		10.04%	13.47%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

The S&P 500 Total Return is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Dow Jones Industrial Average is a price-weighted index of 30 U.S. large cap companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.